Stock-Based Compensation - Schedule of Activities Related to Performance-based Stock Compensation (Detail)	12 Months Ended
Mar. 31, 2017 ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of fiscal year	17,190,000
Outstanding at end of fiscal year	10,819,000
Performance-based stock compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted during fiscal year	9,000,000
Number of shares, Vested during fiscal year	0
Number of shares, Forfeited during fiscal year	0
Outstanding at end of fiscal year	9,000,000
Weighted-average grant-date fair value, Granted during fiscal year | ¥ / shares	¥ 158.68
Weighted-average grant-date fair value, Vested during fiscal year | ¥ / shares	0
Weighted-average grant-date fair value, Forfeited during fiscal year | ¥ / shares	0
Weighted-average grant-date fair value, Outstanding ending balance | ¥ / shares	¥ 158.68